Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 1
Issues
Maturity
Date
Principal
Amount Value
BONDS – 102.08%
ASSET-BACKED SECURITIES — 6.73%**
Academic Loan Funding Trust,
Series 2012-1A, Class A2
(LIBOR USD 1-Month plus 1.10%)
1.25% 12/27/44
1,2
$ 648,371 $ 654,324
AMMC CLO 19 Ltd.,
Series 2016-19A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.14%)
1.38% 10/16/28
1,2,3
920,000 919,043
Barings CLO Ltd.,
Series 2013-IA, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
1.02% 01/20/28
1,2,3
1,216,170 1,213,823
Barings CLO Ltd.,
Series 2016-2A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.08%)
1.30% 07/20/28
1,2,3
50,000 50,002
Bayview Commercial Asset Trust,
Series 2004-3, Class A1
(LIBOR USD 1-Month plus 0.56%)
0.70% 01/25/35
1,2
318,318 312,251
Brazos Higher Education Authority, Inc.,
Series 2010-1, Class A2
(LIBOR USD 3-Month plus 1.20%)
1.41% 02/25/35
2
650,000 658,384
Brazos Higher Education Authority, Inc.,
Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.80%)
1.01% 02/25/30
2
20,923 21,005
Brazos Higher Education Authority, Inc.,
Series 2011-2, Class A3
(LIBOR USD 3-Month plus 1.00%)
1.21% 10/27/36
2
1,030,000 1,032,224
CIT Education Loan Trust,
Series 2007-1, Class A
(LIBOR USD 3-Month plus 0.09%)
0.34% 03/25/42
1,2
237,375 227,640
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH1, Class M5
(LIBOR USD 1-Month plus 0.78%)
0.93% 01/25/36
2
2,000,000 1,939,185
CoreVest American Finance Trust,
Series 2019-1, Class XA (IO)
2.16% 03/15/52
1,4
5,836,952 418,842
Countrywide Asset-Backed Certificates Trust,
Series 2005-7, Class MV5
(LIBOR USD 1-Month plus 1.13%)
1.27% 11/25/35
2
4,220,000 4,149,033
Dryden XXVI Senior Loan Fund,
Series 2013-26A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
1.14% 04/15/29
1,2,3
1,785,000 1,777,744
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Educational Funding of the South, Inc.,
Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.65%)
0.86% 04/25/35
2
$ 226,285 $ 225,299
GCO Education Loan Funding Trust II,
Series 2006-2AR, Class A1RN
(LIBOR USD 1-Month plus 0.65%)
0.80% 08/27/46
1,2
769,270 747,354
Global SC Finance II SRL,
Series 2014-1A, Class A2
(Barbados)
3.09% 07/17/29
1,3
600,208 607,052
Higher Education Funding I,
Series 2014-1, Class A
(LIBOR USD 3-Month plus 1.05%)
1.26% 05/25/34
1,2
883,284 886,514
J.G. Wentworth XXX LLC,
Series 2013-3A, Class A
4.08% 01/17/73
1
410,226 471,619
J.G. Wentworth XXXII LLC,
Series 2014-2A, Class A
3.61% 01/17/73
1
776,624 871,163
LCM XVIII LP,
Series 19A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.24%)
1.48% 07/15/27
1,2,3
47,245 47,236
LCM XX LP,
Series 20A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.04%)
1.26% 10/20/27
1,2,3
1,700,000 1,698,251
Magnetite XVIII Ltd.,
Series 2016-18A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.08%)
1.30% 11/15/28
1,2,3
50,000 49,959
Morgan Stanley ABS Capital I, Inc., Trust,
Series 2005-HE3, Class M5
(LIBOR USD 1-Month plus 1.03%)
1.18% 07/25/35
2
5,000,000 4,970,616
Navient Student Loan Trust,
Series 2014-1, Class A3
(LIBOR USD 1-Month plus 0.51%)
0.66% 06/25/31
2
660,837 641,574
Navient Student Loan Trust,
Series 2014-3, Class A
(LIBOR USD 1-Month plus 0.62%)
0.77% 03/25/83
2
1,689,264 1,664,042
Navient Student Loan Trust,
Series 2014-4, Class A
(LIBOR USD 1-Month plus 0.62%)
0.77% 03/25/83
2
1,536,113 1,504,158
Navient Student Loan Trust,
Series 2016-2A, Class A3
(LIBOR USD 1-Month plus 1.50%)
1.65% 06/25/65
1,2
1,640,000 1,696,887

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
2 / December 2020
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust,
Series 2014-4A, Class A2
(LIBOR USD 1-Month plus 0.95%)
1.10% 11/25/48
1,2
$ 1,370,000 $ 1,373,909
OCP CLO Ltd.,
Series 2020-19A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.75%)
2.07% 07/20/31
1,2,3
1,850,000 1,856,105
Recette CLO Ltd.,
Series 2015-1A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.92%)
1.14% 10/20/27
1,2,3
1,132,864 1,132,361
SLC Student Loan Trust,
Series 2004-1, Class B
(LIBOR USD 3-Month plus 0.29%)
0.51% 08/15/31
2
131,908 118,791
SLC Student Loan Trust,
Series 2008-1, Class A4A
(LIBOR USD 3-Month plus 1.60%)
1.82% 12/15/32
2
282,418 288,632
SLM Student Loan Trust,
Series 2004-2, Class B
(LIBOR USD 3-Month plus 0.47%)
0.68% 07/25/39
2
165,531 153,412
SLM Student Loan Trust,
Series 2006-8, Class A6
(LIBOR USD 3-Month plus 0.16%)
0.37% 01/25/41
2
1,025,000 999,983
SLM Student Loan Trust,
Series 2008-2, Class A3
(LIBOR USD 3-Month plus 0.75%)
0.96% 04/25/23
2
3,647,790 3,549,910
SLM Student Loan Trust,
Series 2008-2, Class B
(LIBOR USD 3-Month plus 1.20%)
1.41% 01/25/83
2
185,000 168,894
SLM Student Loan Trust,
Series 2008-3, Class B
(LIBOR USD 3-Month plus 1.20%)
1.41% 04/26/83
2
185,000 170,254
SLM Student Loan Trust,
Series 2008-4, Class B
(LIBOR USD 3-Month plus 1.85%)
2.06% 04/25/73
2
185,000 178,240
SLM Student Loan Trust,
Series 2008-5, Class B
(LIBOR USD 3-Month plus 1.85%)
2.06% 07/25/73
2
2,235,000 2,202,518
SLM Student Loan Trust,
Series 2008-6, Class A4
(LIBOR USD 3-Month plus 1.10%)
1.31% 07/25/23
2
1,949,684 1,904,475
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2008-6, Class B
(LIBOR USD 3-Month plus 1.85%)
2.06% 07/26/83
2
$ 185,000 $ 177,192
SLM Student Loan Trust,
Series 2008-7, Class B
(LIBOR USD 3-Month plus 1.85%)
2.06% 07/26/83
2
185,000 179,635
SLM Student Loan Trust,
Series 2008-8, Class B
(LIBOR USD 3-Month plus 2.25%)
2.46% 10/25/75
2
185,000 185,211
SLM Student Loan Trust,
Series 2008-9, Class A
(LIBOR USD 3-Month plus 1.50%)
1.71% 04/25/23
2
692,226 686,722
SLM Student Loan Trust,
Series 2008-9, Class B
(LIBOR USD 3-Month plus 2.25%)
2.46% 10/25/83
2
1,885,000 1,870,402
SLM Student Loan Trust,
Series 2009-3, Class A
(LIBOR USD 1-Month plus 0.75%)
0.90% 01/25/45
1,2
3,082,536 3,067,287
SLM Student Loan Trust,
Series 2011-2, Class A2
(LIBOR USD 1-Month plus 1.20%)
1.35% 10/25/34
2
500,000 508,224
SLM Student Loan Trust,
Series 2012-7, Class A3
(LIBOR USD 1-Month plus 0.65%)
0.80% 05/26/26
2
625,143 590,472
Structured Receivables Finance LLC,
Series 2010-A, Class B
7.61% 01/16/46
1
484,608 555,903
Student Loan Consolidation Center Student Loan Trust I,
Series 2002-2, Class B2
(28 Day Auction Rate plus 0.00%)
1.61% 07/01/42
1,2
600,000 553,464
TCI-Flatiron CLO Ltd.,
Series 2016-1A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.22%)
1.44% 07/17/28
1,2,3
10,000 10,000
Treman Park CLO Ltd.,
Series 2015-1A, Class ARR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.07%)
1.29% 10/20/28
1,2,3
50,000 50,002
Total Asset-Backed Securities
(Cost $51,975,082) 51,987,222

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 3
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS — 1.16%*
Automotive — 0.02%
Panther BF Aggregator 2 LP,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
3.65% 04/30/26
2
$ 193,929 $ 193,645
Communications — 0.28%
CenturyLink, Inc.,
Term Loan A, 1st Lien
(LIBOR plus 2.00%)
2.15% 01/31/25
2
237,500 234,056
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.40% 03/15/27
2
346,500 343,382
Charter Communications Operating LLC,
Term Loan B2, 1st Lien
(LIBOR plus 1.75%)
1.90% 02/01/27
2
98,997 98,596
CSC Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.41% 01/15/26
2
353,700 349,279
Intelsat Jackson Holdings,
Delayed-Draw Term Loan, 1st Lien (Luxembourg)
(LIBOR plus 5.50%)
6.50% 07/14/21
2,3
48,500 49,615
Intelsat Jackson Holdings SA,
Term Loan B5, 1st Lien (Luxembourg)
8.63% 01/02/24
2,3
225,000 229,300
Level 3 Parent LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.90% 03/01/27
2
400,000 394,250
Zayo Group Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.00%)
3.15% 03/09/27
2
445,395 443,684
2,142,162
Consumer Discretionary — 0.02%
Reynolds Group Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.90% 02/05/23
2
164,008 163,598
Electric — 0.02%
Vistra Operations Co., LLC,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
1.89% 12/31/25
2
111,503 111,270
1.90% 12/31/25
2
26,963 26,907
138,177
Finance — 0.21%
Avolon TLB Borrower 1 U.S. LLC,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
2.50% 01/15/25
2
52,744 52,464
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Finance (continued)
Delos Finance SARL,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
2.00% 10/06/23
2
$ 1,556,095 $ 1,556,741
1,609,205
Food — 0.04%
Hostess Brands LLC,
Term Loan, 1st Lien
(LIBOR plus 2.25%)
3.00% 08/03/25
2
296,992 295,903
Gaming — 0.01%
Churchill Downs, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
2.15% 12/27/24
2
53,618 53,266
Health Care — 0.26%
Avantor Funding, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
3.50% 11/08/27
2
610,000 611,909
Change Healthcare Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
3.50% 03/01/24
2
319,550 318,613
Elanco Animal Health, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.90% 08/01/27
2
925,403 918,560
Gentiva Health Services, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
3.44% 07/02/25
2
27,145 27,077
Grifols Worldwide Operations USA, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
2.10% 11/15/27
2
99,000 98,304
1,974,463
Industrials — 0.11%
Berry Plastics Group, Inc.,
Term Loan Y, 1st Lien
(LIBOR plus 2.00%)
2.15% 07/01/26
2
543,235 541,472
TransDigm, Inc.,
Term Loan E, 1st Lien
(LIBOR plus 2.25%)
2.40% 05/30/25
2
295,005 289,828
831,300
Information Technology — 0.03%
Broadcom, Inc.,
Delayed-Draw Term Loan A3
(LIBOR plus 1.13%)
1.27% 11/04/22
2
117,339 117,302

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
4 / December 2020
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology (continued)
SS&C Technologies, Inc.,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
1.90% 04/16/25
2
$ 79,253 $ 78,435
Term Loan B4, 1st Lien
(LIBOR plus 1.75%)
1.90% 04/16/25
2
61,324 60,692
256,429
Real Estate Investment Trust (REIT) — 0.14%
VICI Properties 1 LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.89% 12/20/24
2
1,125,000 1,109,109
Services — 0.01%
GFL Environmental, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.00% 12/22/25
2
98,750 99,017
Transportation — 0.01%
American Airlines, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.90% 01/29/27
2
75,000 64,875
Total Bank Loans
(Cost $8,599,221) 8,931,149
CORPORATES — 27.68%*
Automotive — 0.12%
General Motors Co.
4.88% 10/02/23 845,000 938,278
Banking — 4.06%
Bank of America Corp.
2.59% 04/29/31
4
720,000 771,658
3.00% 12/20/23
4
2,497,000 2,629,124
Bank of America Corp.
(MTN)
2.50% 02/13/31
4
1,235,000 1,307,026
3.09% 10/01/25
4
152,000 164,630
3.56% 04/23/27
4
605,000 683,445
Bank of New York Mellon Corp. (The)
(MTN)
2.60% 02/07/22 665,000 680,704
3.25% 09/11/24 365,000 401,912
Fifth Third Bancorp
2.55% 05/05/27 910,000 991,806
HSBC Holdings PLC
(United Kingdom)
1.59% 05/24/27
3,4
820,000 834,302
2.01% 09/22/28
3,4
1,990,000 2,040,319
JPMorgan Chase & Co.
2.01% 03/13/26
4
785,000 826,345
2.52% 04/22/31
4
290,000 312,099
3.20% 06/15/26 715,000 800,210
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
3.96% 01/29/27
4
$ 50,000 $ 57,494
4.02% 12/05/24
4
1,820,000 2,005,801
4.49% 03/24/31
4
865,000 1,067,869
Lloyds Banking Group PLC
(United Kingdom)
3.87% 07/09/25
3,4
3,020,000 3,332,266
3.90% 03/12/24
3
355,000 390,627
Santander UK Group Holdings PLC
(United Kingdom)
4.80% 11/15/24
3,4
1,730,000 1,924,893
Santander UK PLC
(United Kingdom)
5.00% 11/07/23
1,3
330,000 364,545
Wells Fargo & Co.
(MTN)
2.39% 06/02/28
4
885,000 943,033
2.57% 02/11/31
4
2,435,000 2,593,821
2.88% 10/30/30
4
3,815,000 4,166,157
3.58% 05/22/28
4
1,810,000 2,052,981
31,343,067
Communications — 3.05%
AT&T, Inc.
2.55% 12/01/33
1
2,714,000 2,789,636
4.35% 03/01/29 365,000 435,770
(LIBOR USD 3-Month plus 1.18%)
1.40% 06/12/24
2
1,200,000 1,229,768
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.91% 07/23/25 500,000 581,580
CSC Holdings LLC
5.38% 02/01/28
1
65,000 69,550
6.50% 02/01/29
1
43,000 48,630
Fox Corp.
3.50% 04/08/30 1,500,000 1,706,521
Frontier Communications Corp.
5.00% 05/01/28
1
400,000 417,394
Intelsat Jackson Holdings SA
(Luxembourg)
8.50% 10/15/24
1,3,5,6
1,003,000 717,145
9.75% 07/15/25
1,3,5,6
585,000 422,728
SES GLOBAL Americas Holdings GP
5.30% 03/25/44
1
750,000 823,251
SES SA
(Luxembourg)
3.60% 04/04/23
1,3
1,500,000 1,587,749
Sirius XM Radio, Inc.
3.88% 08/01/22
1
219,000 222,285
Sprint Corp.
7.88% 09/15/23 65,000 75,338
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
3.36% 09/20/21
1
718,500 725,685
4.74% 03/20/25
1
780,000 847,248
5.15% 03/20/28
1
1,785,000 2,070,600

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 5
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
Time Warner Cable LLC
4.00% 09/01/21 $ 50,000 $ 50,715
T-Mobile USA, Inc.
2.55% 02/15/31
1
740,000 777,977
3.88% 04/15/30
1
1,500,000 1,739,175
4.50% 02/01/26 172,000 176,164
6.00% 03/01/23 280,000 280,700
6.00% 04/15/24 293,000 296,958
ViacomCBS, Inc.
4.20% 05/19/32 1,000,000 1,204,532
Virgin Media Secured Finance PLC
(United Kingdom)
4.50% 08/15/30
1,3
1,600,000 1,680,730
5.50% 05/15/29
1,3
65,000 70,547
Vodafone Group PLC
(United Kingdom)
4.38% 05/30/28
3
780,000 934,777
Walt Disney Co. (The)
2.00% 09/01/29 335,000 350,399
2.65% 01/13/31 1,090,000 1,196,433
23,529,985
Consumer Discretionary — 1.00%
Anheuser-Busch InBev Worldwide, Inc.
3.50% 06/01/30 1,090,000 1,264,123
4.38% 04/15/38 725,000 898,811
4.75% 01/23/29 730,000 902,078
Bacardi Ltd.
(Bermuda)
4.70% 05/15/28
1,3
605,000 718,596
BAT Capital Corp.
2.73% 03/25/31 555,000 575,307
3.46% 09/06/29 770,000 841,448
4.39% 08/15/37 830,000 933,453
Reynolds American, Inc.
4.45% 06/12/25 365,000 415,894
5.70% 08/15/35 940,000 1,175,493
7,725,203
Electric — 1.02%
AEP Texas, Inc.
3.85% 10/01/25
1
1,150,000 1,294,788
Duke Energy Corp.
2.65% 09/01/26 30,000 32,713
Duquesne Light Holdings, Inc.
5.90% 12/01/21
1
395,000 412,001
Evergy Missouri West, Inc.
8.27% 11/15/21 1,995,000 2,116,361
Metropolitan Edison Co.
4.00% 04/15/25
1
770,000 836,565
Public Service Co. of New Mexico
3.85% 08/01/25 1,405,000 1,548,723
Southwestern Electric Power Co.
3.55% 02/15/22 955,000 980,845
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Electric (continued)
Tucson Electric Power Co.
3.85% 03/15/23 $ 595,000 $ 634,256
7,856,252
Energy — 2.82%
BP Capital Markets America, Inc.
3.63% 04/06/30 1,000,000 1,165,871
Brooklyn Union Gas Co. (The)
3.41% 03/10/26
1
2,555,000 2,856,342
Canadian Natural Resources Ltd.
(Canada)
3.85% 06/01/27
3
8,000 8,989
Cheniere Energy Partners LP
5.25% 10/01/25 65,000 66,771
Concho Resources, Inc.
3.75% 10/01/27 30,000 34,307
Energy Transfer Operating LP
3.75% 05/15/30 385,000 412,067
4.75% 01/15/26 130,000 146,513
4.95% 06/15/28 1,000,000 1,153,323
5.25% 04/15/29 1,270,000 1,481,567
5.50% 06/01/27 531,000 625,818
Exxon Mobil Corp.
2.61% 10/15/30 1,755,000 1,919,539
Petroleos Mexicanos
(Mexico)
2.00% 12/20/22
3
600,000 611,708
5.95% 01/28/31
3
2,360,000 2,348,200
6.63% 06/15/35
3
1,780,000 1,764,968
Plains All American Pipeline LP/PAA Finance Corp.
4.65% 10/15/25 780,000 874,146
Rockies Express Pipeline LLC
4.80% 05/15/30
1
400,000 411,516
4.95% 07/15/29
1
1,000,000 1,041,097
Ruby Pipeline LLC
7.75% 04/01/22
1
613,068 603,872
Sabine Pass Liquefaction LLC
5.75% 05/15/24 1,081,000 1,237,093
Sunoco Logistics Partners Operations LP
3.45% 01/15/23 105,000 109,392
Targa Resources Partners LP/Targa Resources Partners
Finance Corp.
6.88% 01/15/29 119,000 134,221
TC PipeLines LP
4.65% 06/15/21 2,030,000 2,044,585
USA Compression Partners LP/USA Compression Finance
Corp.
6.88% 04/01/26 60,000 62,812
6.88% 09/01/27 181,000 193,538
Williams Cos., Inc. (The)
3.35% 08/15/22 480,000 498,632
21,806,887
Entertainment — 0.03%
Live Nation Entertainment, Inc.
4.75% 10/15/27
1
227,000 233,012

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
6 / December 2020
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance — 4.44%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
3.50% 05/26/22
3
$ 355,000 $ 366,553
3.65% 07/21/27
3
355,000 385,987
3.95% 02/01/22
3
160,000 164,571
4.45% 12/16/21
3
750,000 772,509
Air Lease Corp.
2.25% 01/15/23 1,000,000 1,027,433
3.25% 03/01/25 820,000 874,623
3.25% 10/01/29 525,000 554,699
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.88% 02/15/25
1,3
1,160,000 1,183,988
5.13% 10/01/23
1,3
75,000 80,334
Citigroup, Inc.
2.57% 06/03/31
4
1,235,000 1,317,441
4.41% 03/31/31
4
985,000 1,195,397
Daimler Finance North America LLC
3.00% 02/22/21
1
30,000 30,100
(LIBOR USD 3-Month plus 0.90%)
1.12% 02/15/22
1,2
1,900,000 1,914,614
Durrah MSN 35603
(Cayman Islands)
1.68% 01/22/25
3
2,406,735 2,463,648
Ford Motor Credit Co. LLC
3.20% 01/15/21 2,500,000 2,504,375
3.22% 01/09/22 500,000 505,888
3.34% 03/28/22 40,000 40,586
3.81% 10/12/21 385,000 390,053
(LIBOR USD 3-Month plus 0.81%)
1.05% 04/05/21
2
850,000 849,971
GE Capital Funding LLC
4.40% 05/15/30
1
730,000 861,204
GE Capital International Funding Co.
(Ireland)
4.42% 11/15/35
3
1,805,000 2,150,889
General Motors Financial Co., Inc.
3.15% 06/30/22 495,000 512,467
3.20% 07/06/21 1,040,000 1,051,274
3.45% 04/10/22 120,000 123,604
3.55% 04/09/21 1,000,000 1,007,769
4.20% 11/06/21 265,000 272,958
4.38% 09/25/21 220,000 225,973
Goldman Sachs Group, Inc. (The)
3.75% 02/25/26 20,000 22,734
3.81% 04/23/29
4
350,000 401,996
Nationwide Building Society
(United Kingdom)
3.62% 04/26/23
1,3,4
390,000 405,256
3.77% 03/08/24
1,3,4
1,140,000 1,213,583
Park Aerospace Holdings Ltd.
(Cayman Islands)
4.50% 03/15/23
1,3
860,000 901,670
5.25% 08/15/22
1,3
675,000 708,681
5.50% 02/15/24
1,3
140,000 152,796
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
Raymond James Financial, Inc.
5.63% 04/01/24 $ 1,990,000 $ 2,298,715
Safina Ltd.
(Cayman Islands)
2.00% 12/30/23
3
3,743,798 3,838,201
Sandalwood 2013 LLC
2.90% 07/10/25 1,449,885 1,527,755
34,300,295
Food — 1.01%
Conagra Brands, Inc.
4.60% 11/01/25 1,400,000 1,650,513
Kraft Heinz Foods Co.
5.00% 07/15/35 4,795,000 5,774,333
6.88% 01/26/39 245,000 342,700
Pilgrim's Pride Corp.
5.88% 09/30/27
1
65,000 70,566
7,838,112
Gaming — 0.03%
Caesars Entertainment, Inc.
6.25% 07/01/25
1
230,000 245,244
Health Care — 4.73%
AbbVie, Inc.
3.60% 05/14/25 1,152,000 1,284,172
3.85% 06/15/24 1,342,000 1,479,128
Advocate Health & Hospitals Corp.,
Series 2020
2.21% 06/15/30 103,000 107,583
Aetna, Inc.
2.80% 06/15/23 50,000 52,668
3.50% 11/15/24 1,250,000 1,373,367
Alcon Finance Corp.
2.75% 09/23/26
1
2,300,000 2,519,244
Amgen, Inc.
3.63% 05/15/22 50,000 51,818
Bayer U.S. Finance II LLC
4.25% 12/15/25
1
575,000 658,135
4.38% 12/15/28
1
2,900,000 3,413,299
5.50% 08/15/25
1
1,100,000 1,293,693
Bayer U.S. Finance LLC
3.38% 10/08/24
1
1,020,000 1,114,785
Baylor Scott & White Holdings
2.65% 11/15/26 1,530,000 1,645,487
Becton Dickinson and Co.
3.36% 06/06/24 1,300,000 1,411,885
Bon Secours Mercy Health, Inc.,
Series 20-2
2.10% 06/01/31 1,205,000 1,203,800
Centene Corp.
3.00% 10/15/30 3,170,000 3,363,846
Cigna Corp.
4.13% 11/15/25 2,365,000 2,725,711
CommonSpirit Health
2.78% 10/01/30 810,000 863,456

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 7
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
CVS Health Corp.
2.88% 06/01/26 $ 50,000 $ 54,957
3.25% 08/15/29 2,890,000 3,258,431
DENTSPLY SIRONA, Inc.
3.25% 06/01/30 1,000,000 1,115,067
Elanco Animal Health, Inc.
4.91% 08/27/21 1,000,000 1,024,375
HCA, Inc.
4.13% 06/15/29 1,145,000 1,330,621
5.00% 03/15/24 815,000 917,580
5.25% 04/15/25 206,000 240,683
5.25% 06/15/26 1,070,000 1,268,502
Hologic, Inc.
4.63% 02/01/28
1
60,000 63,900
Humana, Inc.
3.85% 10/01/24 860,000 952,735
3.95% 03/15/27 885,000 1,019,341
Royalty Pharma PLC
(United Kingdom)
2.20% 09/02/30
1,3
675,000 694,413
36,502,682
Industrials — 1.22%
Amcor Finance USA, Inc.
3.63% 04/28/26 1,950,000 2,188,324
4.50% 05/15/28 30,000 35,874
BAE Systems Holdings, Inc.
3.80% 10/07/24
1
630,000 703,553
Crane Co.
4.45% 12/15/23 1,130,000 1,230,872
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.38%)
0.60% 05/05/26
2
1,090,000 1,049,086
(LIBOR USD 3-Month plus 0.48%)
0.70% 08/15/36
2
1,115,000 819,525
General Electric Co.,
Series A (MTN)
6.75% 03/15/32 250,000 350,962
L3Harris Technologies, Inc.
3.85% 06/15/23 410,000 442,752
Mauser Packaging Solutions Holding Co.
5.50% 04/15/24
1
65,000 66,377
PowerTeam Services LLC
9.03% 12/04/25
1
455,000 506,898
Sealed Air Corp.
4.00% 12/01/27
1
65,000 69,550
5.50% 09/15/25
1
600,000 672,465
Sydney Airport Finance Co. Pty Ltd.
(Australia)
3.38% 04/30/25
1,3
410,000 442,813
WRKCo, Inc.
4.65% 03/15/26 730,000 859,505
9,438,556
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Information Technology — 0.26%
Apple, Inc.
3.25% 02/23/26 $ 20,000 $ 22,459
Broadcom, Inc.
3.63% 10/15/24 695,000 763,976
Change Healthcare Holdings LLC/Change Healthcare Finance,
Inc.
5.75% 03/01/25
1
65,000 66,544
Intel Corp.
3.90% 03/25/30 910,000 1,093,367
Oracle Corp.
2.40% 09/15/23 40,000 42,081
1,988,427
Insurance — 0.17%
Berkshire Hathaway, Inc.
3.13% 03/15/26 55,000 61,480
Nationwide Mutual Insurance Co.
2.51% 12/15/24
1,4
1,212,000 1,211,792
New York Life Global Funding
3.00% 01/10/28
1
50,000 55,877
1,329,149
Materials — 0.27%
International Flavors & Fragrances, Inc.
4.45% 09/26/28 800,000 948,274
Nutrition & Biosciences, Inc.
2.30% 11/01/30
1
1,090,000 1,123,688
2,071,962
Real Estate Investment Trust (REIT) — 2.21%
American Campus Communities Operating Partnership LP
3.75% 04/15/23 50,000 53,112
4.13% 07/01/24 1,250,000 1,365,574
Boston Properties LP
3.25% 01/30/31 745,000 824,299
CyrusOne LP/CyrusOne Finance Corp.
2.90% 11/15/24 1,450,000 1,550,753
3.45% 11/15/29 1,000,000 1,079,471
GLP Capital LP/GLP Financing II, Inc.
3.35% 09/01/24 1,140,000 1,200,876
5.25% 06/01/25 685,000 772,803
5.38% 11/01/23 30,000 32,803
5.38% 04/15/26 1,373,000 1,578,325
5.75% 06/01/28 325,000 385,894
Healthcare Realty Trust, Inc.
3.88% 05/01/25 1,400,000 1,529,296
Healthpeak Properties, Inc.
4.25% 11/15/23 29,000 31,770
Life Storage LP
2.20% 10/15/30 1,000,000 1,022,953
Piedmont Operating Partnership LP
3.40% 06/01/23 1,210,000 1,260,299
SL Green Operating Partnership LP
3.25% 10/15/22 1,350,000 1,393,248
(LIBOR USD 3-Month plus 0.98%)
1.20% 08/16/21
2
1,000,000 997,799

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
8 / December 2020
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Ventas Realty LP
3.25% 10/15/26 $ 1,155,000 $ 1,274,687
Welltower, Inc.
3.75% 03/15/23 640,000 679,965
17,033,927
Retail — 0.16%
1011778 BC ULC/New Red Finance, Inc.
(Canada)
3.50% 02/15/29
1,3
405,000 406,551
Alimentation Couche-Tard, Inc.
(Canada)
2.70% 07/26/22
1,3
10,000 10,342
3.55% 07/26/27
1,3
640,000 718,800
Walgreens Boots Alliance, Inc.
3.80% 11/18/24 65,000 71,802
1,207,495
Services — 0.59%
Emory University,
Series 2020
2.14% 09/01/30 740,000 778,907
GFL Environmental, Inc.
(Canada)
3.75% 08/01/25
1,3
600,000 616,125
IHS Markit Ltd.
(Bermuda)
4.13% 08/01/23
3
1,245,000 1,355,637
4.75% 02/15/25
1,3
1,340,000 1,539,459
Waste Pro USA, Inc.
5.50% 02/15/26
1
274,000 280,961
4,571,089
Transportation — 0.49%
Continental Airlines Pass-Through Trust,
Series 2007-1, Class A
5.98% 04/19/22 1,365,938 1,383,005
Delta Air Lines Pass-Through Trust,
Series 2002-1, Class G1
6.72% 01/02/23 505,464 522,487
Northwest Airlines Pass-Through Trust,
Series 2001-1, Class A1
7.04% 04/01/22 793,888 769,465
U.S. Airways Pass-Through Trust,
Series 2001-1G, Class G
7.08% 03/20/21 67,410 67,671
U.S. Airways Pass-Through Trust,
Series 2011-1, Class A
7.13% 10/22/23 470,645 435,396
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90% 10/01/24 324,065 321,034
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Transportation (continued)
U.S. Airways Pass-Through Trust,
Series 2012-2, Class A
4.63% 06/03/25 $ 281,539 $ 252,921
3,751,979
Total Corporates
(Cost $199,956,925) 213,711,601
MORTGAGE-BACKED — 18.10%**
Non-Agency Commercial Mortgage-Backed — 2.33%
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2018-PARK, Class A
4.09% 08/10/38
1,4
1,095,000 1,285,544
BX Trust,
Series 2019-OC11, Class A
3.20% 12/09/41
1
375,000 413,121
CALI Mortgage Trust,
Series 2019-101C, Class A
3.96% 03/10/39
1
805,000 944,950
Century Plaza Towers,
Series 2019-CPT, Class A
2.87% 11/13/39
1
715,000 789,545
Citigroup Commercial Mortgage Trust,
Series 2016-GC36, Class A5
3.62% 02/10/49 3,250,000 3,662,872
Citigroup Commercial Mortgage Trust,
Series 2016-GC37, Class A4
3.31% 04/10/49 1,000,000 1,110,151
Commercial Mortgage Trust,
Series 2014-UBS2, Class XA (IO)
1.15% 03/10/47
4
24,423,173 709,288
DC Office Trust,
Series 2019-MTC, Class A
2.97% 09/15/45
1
765,000 846,710
Hudson Yards Mortgage Trust,
Series 2019-30HY, Class A
3.23% 07/10/39
1
760,000 864,232
Hudson Yards Mortgage Trust,
Series 2019-55HY, Class A
2.94% 12/10/41
1,4
765,000 856,844
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C29, Class XA (IO)
0.65% 05/15/48
4
28,801,826 705,337
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2019-OSB, Class A
3.40% 06/05/39
1
740,000 848,429
MKT Mortgage Trust,
Series 2020-525M, Class A
2.69% 02/12/40
1
945,000 1,020,158
Natixis Commercial Mortgage Securities Trust,
Series 2020-2PAC, Class A
2.97% 12/15/38
1
775,000 811,293
One Bryant Park Trust,
Series 2019-OBP, Class A
2.52% 09/15/54
1
960,000 1,031,402

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 9
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
RBS Commercial Funding, Inc., Trust,
Series 2013-GSP, Class A
3.83% 01/15/32
1,4
$ 560,000 $ 591,844
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A2B
4.14% 01/05/43
1,4
45,000 43,238
Wells Fargo Commercial Mortgage Trust,
Series 2015-C26, Class XA (IO)
1.21% 02/15/48
4
34,347,653 1,422,213
17,957,171
Non-Agency Mortgage-Backed — 5.74%
ACE Securities Corp. Home Equity Loan Trust,
Series 2005-HE2, Class M5
(LIBOR USD 1-Month plus 1.02%)
1.17% 04/25/35
2
2,600,000 2,580,260
Amresco Residential Securities Corp. Mortgage Loan Trust,
Series 1998-1, Class A5 (STEP-reset date 02/25/21)
6.72% 10/25/27 13,984 14,224
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE9, Class M1
(LIBOR USD 1-Month plus 0.98%)
1.12% 12/25/34
2
429,101 420,052
Banc of America Funding Trust,
Series 2003-2, Class 1A1
6.50% 06/25/32 3,955 4,061
Banc of America Funding Trust,
Series 2015-R2, Class 9A1
(LIBOR USD 1-Month plus 0.22%)
0.36% 03/27/36
1,2
112,350 113,219
Bear Stearns ALT-A Trust,
Series 2004-12, Class 1M1
(LIBOR USD 1-Month plus 0.93%)
1.08% 01/25/35
2
3,655,499 3,612,647
Bear Stearns Asset-Backed Securities I Trust,
Series 2005-HE12, Class M2
(LIBOR USD 1-Month plus 0.75%)
0.90% 12/25/35
2
1,058,813 1,052,133
Chevy Chase Mortgage Funding LLC, Mortgage-Backed
Certificates,
Series 2005-2A, Class A1
(LIBOR USD 1-Month plus 0.18%)
0.33% 05/25/36
1,2
59,177 54,875
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB1, Class A41
2.48% 02/25/34
4
6,866 6,823
Conseco Finance Corp.,
Series 1996-7, Class M1
7.70% 09/15/26
4
71,063 72,815
Conseco Finance Corp.,
Series 1998-4, Class A5
6.18% 04/01/30 51,143 51,182
Conseco Finance Corp.,
Series 1998-6, Class A8
6.66% 06/01/30
4
52,776 53,372
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-14, Class 4A1
2.66% 08/25/34
4
$ 74,335 $ 71,523
Credit-Based Asset Servicing and Securitization LLC,
Series 2003-CB3, Class AF1 (STEP-reset date 02/25/21)
3.38% 12/25/32 643,007 650,433
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB2, Class AF4 (STEP-reset date 02/25/21)
3.18% 12/25/36 410,770 407,497
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB5, Class A1
(LIBOR USD 1-Month plus 0.06%)
0.21% 04/25/37
2
122,761 92,099
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB5, Class A3
(LIBOR USD 1-Month plus 0.25%)
0.40% 04/25/37
2
1,458,723 1,127,049
First Franklin Mortgage Loan Trust,
Series 2005-FFH4, Class M1
(LIBOR USD 1-Month plus 0.72%)
0.87% 12/25/35
2
1,617,283 1,619,585
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA3, Class A1
2.44% 09/25/34
4
81,878 80,309
GSR Mortgage Loan Trust,
Series 2004-9, Class 5A7
2.94% 08/25/34
4
30,408 30,156
HarborView Mortgage Loan Trust,
Series 2007-7, Class 2A1A
(LIBOR USD 1-Month plus 1.00%)
1.15% 10/25/37
2
2,267,548 2,279,100
HomeBanc Mortgage Trust,
Series 2005-4, Class A1
(LIBOR USD 1-Month plus 0.54%)
0.69% 10/25/35
2
30,528 30,706
HSI Asset Securitization Corp. Trust,
Series 2005-OPT1, Class M1
(LIBOR USD 1-Month plus 0.63%)
0.78% 11/25/35
2
356,351 354,475
IndyMac Index Mortgage Loan Trust,
Series 2004-AR7, Class A2
(LIBOR USD 1-Month plus 0.86%)
1.01% 09/25/34
2
9,962 9,498
IndyMac Index Mortgage Loan Trust,
Series 2004-AR8, Class 2A2A
(LIBOR USD 1-Month plus 0.80%)
0.95% 11/25/34
2
29,131 27,652
IndyMac Index Mortgage Loan Trust,
Series 2007-AR11, Class 1A1
3.05% 06/25/37
4
644,943 628,238
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1997-1, Class A3
6.61% 02/25/28 55,470 56,082

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
10 / December 2020
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1997-1, Class A4
6.75% 02/25/28 $ 14,767 $ 14,940
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1998-1, Class A4
6.49% 09/25/28 81,792 84,861
JPMorgan Mortgage Acquisition Trust,
Series 2006-CH1, Class M2
(LIBOR USD 1-Month plus 0.29%)
0.44% 07/25/36
2
3,745,000 3,695,233
JPMorgan Mortgage Trust,
Series 2007-A3, Class 3A2
3.80% 05/25/37
4
166,388 166,432
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 4A2
2.54% 01/25/34
4
76,548 81,099
MASTR Adjustable Rate Mortgages Trust,
Series 2004-5, Class 3A1
4.13% 06/25/34
4
1,788 1,857
MASTR Adjustable Rate Mortgages Trust,
Series 2007-HF2, Class A1
(LIBOR USD 1-Month plus 0.31%)
0.46% 09/25/37
2
1,894,220 1,852,144
MASTR Seasoned Securitization Trust,
Series 2004-1, Class 4A1
2.69% 10/25/32
4
7,342 7,444
MASTR Seasoned Securitization Trust,
Series 2005-1, Class 4A1
2.73% 10/25/32
4
19,049 19,372
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-3, Class A2C
(LIBOR USD 1-Month plus 0.18%)
0.33% 06/25/37
2
413,569 297,088
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-3, Class A2D
(LIBOR USD 1-Month plus 0.25%)
0.40% 06/25/37
2
764,265 714,981
Mid-State Capital Corp. Trust,
Series 2004-1, Class A
6.01% 08/15/37 214,007 228,780
Mid-State Capital Corp. Trust,
Series 2004-1, Class B
8.90% 08/15/37 293,736 332,786
Mid-State Capital Corp. Trust,
Series 2004-1, Class M1
6.50% 08/15/37 209,811 222,408
Mid-State Capital Corp. Trust,
Series 2005-1, Class M2
7.08% 01/15/40 402,667 453,633
Mid-State Trust XI,
Series 11, Class A1
4.86% 07/15/38 541,285 580,989
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Morgan Stanley ABS Capital I Trust,
Series 2004-NC7, Class M2
(LIBOR USD 1-Month plus 0.93%)
1.08% 07/25/34
2
$ 152,560 $ 149,852
Nationstar Home Equity Loan Trust,
Series 2007-B, Class 1AV1
(LIBOR USD 1-Month plus 0.22%)
0.37% 04/25/37
2
3,903,159 3,864,625
New Century Home Equity Loan Trust,
Series 2005-1, Class M1
(LIBOR USD 1-Month plus 0.68%)
0.82% 03/25/35
2
4,513,149 4,482,673
New Century Home Equity Loan Trust,
Series 2005-D, Class A1
(LIBOR USD 1-Month plus 0.22%)
0.37% 02/25/36
2
2,603,572 2,590,533
New York Mortgage Trust,
Series 2005-3, Class A1
(LIBOR USD 1-Month plus 0.48%)
0.63% 02/25/36
2
763,815 754,975
Nomura Resecuritization Trust,
Series 2014-7R, Class 2A3
(LIBOR USD 1-Month plus 0.20%)
0.35% 12/26/35
1,2
122,629 122,973
Option One Mortgage Loan Trust,
Series 2005-2, Class M1
(LIBOR USD 1-Month plus 0.66%)
0.81% 05/25/35
2
114,484 114,455
RBSSP Resecuritization Trust,
Series 2009-12, Class 17A2
2.37% 10/25/35
1,4
3,028,742 2,981,672
Residential Asset Mortgage Products Trust,
Series 2003-SL1, Class A41
8.00% 04/25/31 22,130 22,621
Residential Asset Mortgage Products Trust,
Series 2004-SL1, Class A7
7.00% 11/25/31 9,556 10,112
Residential Asset Mortgage Products Trust,
Series 2006-NC1, Class A3
(LIBOR USD 1-Month plus 0.60%)
0.75% 01/25/36
2
1,252,707 1,246,294
Residential Asset Securities Corp.,
Series 2005-AHL3, Class A3
(LIBOR USD 1-Month plus 0.68%)
0.83% 11/25/35
2
47,291 47,102
Residential Asset Securitization Trust,
Series 2004-IP2, Class 2A1
3.12% 12/25/34
4
13,586 13,518
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-15, Class A
2.95% 10/25/34
4
820,196 785,334
Structured Asset Mortgage Investments II Trust,
Series 2005-AR1, Class A1
(LIBOR USD 1-Month plus 0.48%)
0.63% 04/19/35
2
509,873 509,589

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 11
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Asset Mortgage Investments II Trust,
Series 2005-AR8, Class A2
(Federal Reserve US 12-Month Cumulative Average plus
1.48%)
3.63% 02/25/36
2
$ 477,045 $ 464,406
Structured Asset Mortgage Investments II Trust,
Series 2006-AR3, Class 22A1
2.88% 05/25/36
4
1,947,077 1,196,052
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR13, Class A1A3
(LIBOR USD 1-Month plus 1.56%)
1.71% 10/25/45
2
711,898 724,081
44,334,979
U.S. Agency Commercial Mortgage-Backed — 0.04%
Fannie Mae-Aces,
Series 2015-M4, Class X2 (IO)
0.38% 07/25/22
4
82,334,608 229,166
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K021, Class A2
2.40% 06/25/22 105,000 107,860
337,026
U.S. Agency Mortgage-Backed — 9.99%
Fannie Mae Pool 253974
7.00% 08/01/31 1,294 1,457
Fannie Mae Pool 254232
6.50% 03/01/22 585 597
Fannie Mae Pool 527247
7.00% 09/01/26 15 16
Fannie Mae Pool 545191
7.00% 09/01/31 661 762
Fannie Mae Pool 545646
7.00% 09/01/26 8 9
Fannie Mae Pool 549740
6.50% 10/01/27 3,460 3,879
Fannie Mae Pool 606108
7.00% 03/01/31 356 360
Fannie Mae Pool 630599
7.00% 05/01/32 3,242 3,790
Fannie Mae Pool 655928
7.00% 08/01/32 2,416 2,910
Fannie Mae Pool 735207
7.00% 04/01/34 919 1,090
Fannie Mae Pool 735686
6.50% 12/01/22 168 172
Fannie Mae Pool 735861
6.50% 09/01/33 58,008 64,985
Fannie Mae Pool 764388
(LIBOR USD 6-Month plus 1.38%)
2.26% 03/01/34
2
7,646 7,714
Fannie Mae Pool 776708
5.00% 05/01/34 94,731 110,033
Fannie Mae Pool 817611
(LIBOR USD 6-Month plus 1.58%)
1.95% 11/01/35
2
6,138 6,213
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 844773
(LIBOR USD 12-Month plus 1.59%)
1.99% 12/01/35
2
$ 8,418 $ 8,463
Fannie Mae Pool 889184
5.50% 09/01/36 76,842 89,786
Fannie Mae Pool 890221
5.50% 12/01/33 117,623 136,292
Fannie Mae Pool 918445
(LIBOR USD 12-Month plus 1.57%)
3.57% 05/01/37
2
497 521
Fannie Mae Pool 939419
(LIBOR USD 12-Month plus 1.26%)
3.02% 05/01/37
2
22,014 22,215
Fannie Mae Pool AL0209
4.50% 05/01/41 306,829 351,762
Fannie Mae Pool AM8645
2.69% 05/01/27 97,439 107,089
Fannie Mae Pool AN2786
2.76% 09/01/36 48,990 54,707
Fannie Mae Pool BL6060
2.46% 04/01/40 1,160,000 1,252,989
Fannie Mae Pool CA1710
4.50% 05/01/48 20,731 22,504
Fannie Mae Pool CA1711
4.50% 05/01/48 1,489,322 1,619,462
Fannie Mae Pool CA2208
4.50% 08/01/48 20,910 22,707
Fannie Mae Pool FM2318
3.50% 09/01/49 1,917,481 2,076,605
Fannie Mae Pool FN0039
3.18% 09/01/27
4
35,829 40,376
Fannie Mae Pool MA1527
3.00% 08/01/33 22,554 24,021
Fannie Mae Pool MA1561
3.00% 09/01/33 1,248,389 1,329,580
Fannie Mae Pool MA1608
3.50% 10/01/33 1,124,356 1,216,148
Fannie Mae Pool MA3427
4.00% 07/01/33 17,868 18,986
Fannie Mae Pool MA3537
4.50% 12/01/48 1,658,041 1,794,894
Fannie Mae Pool MA3811
3.00% 10/01/49 1,611,898 1,659,178
Fannie Mae Pool MA4152
2.00% 10/01/40 3,411,977 3,549,677
Fannie Mae REMICS,
Series 1993-80, Class S
(-1.22 X LIBOR USD 1-Month plus 10.88%, 10.88% Cap)
10.70% 05/25/23
2
1,108 1,214
Fannie Mae REMICS,
Series 2001-52, Class YZ
6.50% 10/25/31 117,927 138,857
Fannie Mae REMICS,
Series 2003-124, Class TS
(-14.00 X LIBOR USD 1-Month plus 100.80%, 9.80% Cap)
9.80% 01/25/34
2
3,882 4,671

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
12 / December 2020
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2007-64, Class FA
(LIBOR USD 1-Month plus 0.47%)
0.62% 07/25/37
2
$ 53,588 $ 54,127
Fannie Mae REMICS,
Series 2008-50, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 6.05%, 6.05% Cap)
5.90% 11/25/36
2
936,989 190,960
Fannie Mae REMICS,
Series 2018-38, Class PA
3.50% 06/25/47 11,386 11,867
Fannie Mae REMICS,
Series 2018-43, Class CT
3.00% 06/25/48 538,630 571,883
Fannie Mae REMICS,
Series 2018-55, Class PA
3.50% 01/25/47 109,751 114,039
Fannie Mae REMICS,
Series 2018-86, Class JA
4.00% 05/25/47 693,512 720,326
Fannie Mae Trust,
Series 2003-W6, Class 5T (IO)
(-1.00 X LIBOR USD 1-Month plus 8.15%, 0.55% Cap)
0.55% 09/25/42
2
8,942,453 137,421
Freddie Mac Gold Pool A25162
5.50% 05/01/34 96,537 111,894
Freddie Mac Gold Pool A33262
5.50% 02/01/35 33,590 39,504
Freddie Mac Gold Pool A68781
5.50% 10/01/37 6,131 7,155
Freddie Mac Gold Pool C03813
3.50% 04/01/42 773,435 845,518
Freddie Mac Gold Pool C90504
6.50% 12/01/21 61 62
Freddie Mac Gold Pool G01548
7.50% 07/01/32 221,082 270,876
Freddie Mac Gold Pool G01644
5.50% 02/01/34 59,278 69,187
Freddie Mac Gold Pool G02366
6.50% 10/01/36 48,216 57,665
Freddie Mac Gold Pool G08844
5.00% 10/01/48 454,778 503,966
Freddie Mac Gold Pool G12393
5.50% 10/01/21 1,115 1,119
Freddie Mac Gold Pool G12909
6.00% 11/01/22 23,946 24,777
Freddie Mac Gold Pool G13032
6.00% 09/01/22 4,568 4,634
Freddie Mac Gold Pool G15897
2.50% 09/01/31 31,158 33,065
Freddie Mac Gold Pool G16085
2.50% 02/01/32 1,874,382 1,995,031
Freddie Mac Gold Pool G16524
3.50% 05/01/33 75,787 81,858
Freddie Mac Gold Pool G16756
3.50% 01/01/34 1,591,397 1,718,186
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G18581
2.50% 01/01/31 $ 33,734 $ 35,363
Freddie Mac Gold Pool J06246
5.50% 10/01/21 819 823
Freddie Mac Pool SD7503
3.50% 08/01/49 5,383,493 5,829,452
Freddie Mac REMICS,
Series 1602, Class SN
(-4.25 X PRIME plus 46.22%, 10.09% Cap)
10.09% 10/15/23
2
6,147 6,542
Freddie Mac REMICS,
Series 2174, Class PN
6.00% 07/15/29 22,616 25,518
Freddie Mac REMICS,
Series 3460, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 6.20%, 6.20% Cap)
6.04% 06/15/38
2
903,174 201,606
Freddie Mac REMICS,
Series 4030, Class HS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.61%, 6.61% Cap)
6.45% 04/15/42
2
780,306 160,533
Ginnie Mae (TBA)
2.00% 01/20/51 6,100,000 6,377,024
2.50% 01/20/51 3,900,000 4,128,516
Ginnie Mae I Pool 782810
4.50% 11/15/39 657,084 748,450
Ginnie Mae II Pool 80968
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
plus 1.50%)
2.25% 07/20/34
2
15,919 16,597
Ginnie Mae II Pool MA4454
5.00% 05/20/47 30,098 33,168
Ginnie Mae II Pool MA4511
4.00% 06/20/47 8,838 9,541
Ginnie Mae II Pool MA4588
4.50% 07/20/47 311,623 340,253
Ginnie Mae II Pool MA4589
5.00% 07/20/47 1,643,633 1,827,543
Ginnie Mae II Pool MA4838
4.00% 11/20/47 836,620 903,715
Ginnie Mae II Pool MA4901
4.00% 12/20/47 676,127 729,514
Ginnie Mae II Pool MA5399
4.50% 08/20/48 947,728 1,024,432
Ginnie Mae II Pool MA5530
5.00% 10/20/48 12,865 14,103
Ginnie Mae II Pool MA6030
3.50% 07/20/49 263,301 271,884
Ginnie Mae II Pool MA6080
3.00% 08/20/49 106,897 109,561
Ginnie Mae II Pool MA6209
3.00% 10/20/49 1,846,649 1,907,226
Ginnie Mae,
Series 2004-8, Class SE
(-2.00 X LIBOR USD 1-Month plus 14.30%, 14.30% Cap)
14.00% 11/26/23
2
10,651 12,162

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 13
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
UMBS (TBA)
1.50% 01/01/36 $ 175,000 $ 180,072
2.00% 01/01/51 17,025,000 17,692,699
2.00% 02/01/51 5,525,000 5,732,835
2.50% 01/01/51 2,350,000 2,477,414
2.50% 02/01/51 2,875,000 3,026,050
77,134,407
Total Mortgage-Backed
(Cost $136,414,121) 139,763,583
MUNICIPAL BONDS — 1.34%*
California — 0.33%
City of San Francisco Public Utilities Commission Water
Revenue Bonds, Series G
2.19% 11/01/32 795,000 826,938
Los Angeles Department of Airports Revenue Bonds, Port,
Airport and Marina Improvements, Series A
5.00% 05/15/36 325,000 411,788
Los Angeles Department of Water & Power Power
System Revenue, Taxable Bonds, Electric Light & Power
Improvements, Series C
5.52% 07/01/27 50,000 63,588
Los Angeles Unified School District, Build America Taxable
Bonds, School Improvements, Series KR
5.75% 07/01/34 875,000 1,235,588
2,537,902
Florida — 0.13%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series C
4.06% 10/01/31 280,000 315,177
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series D
3.50% 10/01/31 245,000 266,582
Greater Orlando Aviation Authority, Port, Airport and Marina
Improvements, Series A
5.00% 10/01/44 330,000 409,200
990,959
Georgia — 0.11%
City of Atlanta Water & Wastewater Revenue Bonds
2.26% 11/01/35 810,000 849,718
Massachusetts — 0.11%
Massachusetts School Building Authority Revenue Bonds,
Series B
2.87% 10/15/31 765,000 824,962
New York — 0.66%
Metropolitan Transportation Authority, Build America Bonds,
Transit Improvements
6.55% 11/15/31 25,000 30,847
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series B-1
4.00% 08/01/38 800,000 920,184
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
New York (continued)
New York City Transitional Finance Authority Revenue, Future
Tax Secured Revenue, Qualified School Construction Bonds,
School Improvements, Series G-3
5.27% 05/01/27 $ 1,465,000 $ 1,823,383
New York State Dormitory Authority Revenue Bonds, School
Improvements, Series A
5.00% 03/15/47 640,000 797,344
New York State Dormitory Authority, Build America Bonds,
University & College Improvements, Series D
5.50% 03/15/30 70,000 85,868
New York State Dormitory Authority, Taxable Bonds, Transit
Improvements, Series F
3.03% 02/15/33 1,245,000 1,412,863
5,070,489
Pennsylvania — 0.00%
Pennsylvania Economic Development Financing Authority,
Taxable Bonds, University of Pittsburgh Medical Center, Series
B
3.20% 11/15/27 40,000 43,201
Washington — 0.00%
State of Washington, Build America Bonds, Highway
Improvements
5.04% 08/01/31 40,000 50,831
Total Municipal Bonds
(Cost $9,674,989) 10,368,062
U.S. AGENCY SECURITIES — 0.03%
U.S. Agency Securities — 0.03%
Resolution Funding Corp.
(Strip Principal) (PO)
0.00% 01/15/21
7
230,000 229,996
Total U.S. Agency Securities
(Cost $229,838)
U.S. TREASURY SECURITIES — 47.04%
U.S. Treasury Notes — 47.04%
U.S. Treasury Notes
0.13% 10/31/22 110,705,000 110,717,973
0.13% 11/30/22 90,300,000 90,310,582
0.38% 11/30/25 85,865,000 85,989,102
0.38% 12/31/25 67,105,000 67,160,047
U.S. Treasury Notes (WI)
0.88% 11/15/30 9,111,000 9,081,816
Total U.S. Treasury Securities
(Cost $362,910,559) 363,259,520
Total Bonds — 102.08%
(Cost $769,760,735)
788,251,133

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
14 / December 2020
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value:
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation:
Fixed income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Fund receives pricing information from independent pricing vendors approved by the Board of Trustees
(the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The
Issues Shares Value
COMMON STOCK — 0.00%
Electric — 0.00%
Homer City Holdings
LLC
†,5,8,9
8,014 $ —
Total Common Stock
(Cost $457,400)
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 0.00%
Money Market Funds — 0.00%
Fidelity Investments Money Market Funds - Government
Portfolio
0.01%
10,11
24,528 24,528
Total Short-Term Investments
(Cost $24,528)
Total Investments - 102.08%
(Cost $770,242,663) 788,275,661
Liabilities in Excess of Other Assets - (2.08)% (16,042,724)
Net Assets - 100.00% $ 772,232,937
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at December 31, 2020.
3
U.S. dollar-denominated security issued by foreign-domiciled entity.
4
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
5
Non-income producing security.
6
Security is currently in default with regard to scheduled interest or principal payments.
7
Zero coupon bond. The rate shown is the effective yield as of December 31, 2020.
8
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
9
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $0, which is 0.00% of total net assets.
10
Represents the current yield as of December 31, 2020.
11
Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $34.
†
Fair valued security. The aggregate value of fair valued securities is $0, which is 0.00%
of total net assets. Fair valued securities are not valued utilizing an independent quote but were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale. See Notes to Financial Statements.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(CLO): Collateralized Loan Obligation
(IO): Interest Only
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(PO): Principal Only
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(USD): U.S. Dollar
(WI): When Issued
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five Year Note 296 03/31/21 $ 37,344,563 $ 55,213 $ 55,213
U.S. Treasury Two Year Note 131 03/31/21 28,947,930 3,578 3,578
66,292,493 58,791 58,791
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten Year Ultra Bond 65 03/22/21 (10,163,359) 42,688 42,688
U.S. Treasury Ultra Bond 21 03/22/21 (4,484,813) 27,081 27,081
(14,648,172) 69,769 69,769
TOTAL FUTURES CONTRACTS $ 51,644,321 $ 128,560 $ 128,560

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 15
Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g., U.S. Treasury Note) or benchmark
(e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P
500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and asked prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level
2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Pricing Committee of the
Board, generally based upon recommendation provided by the Adviser. When the Fund uses these fair valuation methods applied by the
Adviser that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its
NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements:
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
16 / December 2020
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December 31,
2020 is as follows:
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended December 31, 2020 , a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level
3 investments for which significant unobservable inputs were used in determining fair value:
INTERMEDIATE BOND FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 24,528 $ — $ — $ 24,528
Long-Term Investments:
Asset-Backed Securities — 51,987,222 — 51,987,222
Bank Loans — 8,931,149 — 8,931,149
Common Stock — — — —
Corporates — 213,711,601 — 213,711,601
Mortgage-Backed — 139,763,583 — 139,763,583
Municipal Bonds — 10,368,062 — 10,368,062
U.S. Agency Securities — 229,996 — 229,996
U.S. Treasury Securities 363,259,520 — — 363,259,520
Other Financial Instruments
*
Assets:
Interest rate contracts 128,560 — — 128,560
Total $ 363,412,608 $ 424,991,613 $ — $ 788,404,221
*Other financial instruments include futures. Interest rate contracts include futures.
INTERMEDIATE
BOND FUND
COMMON
STOCK
Balance as of
April 1, 2020 $ 441
Accrued discounts/premiums —
Realized gain/(loss) —
Change in unrealized (depreciation)* (441)
Purchases —
Sales —
Transfers into Level 3** —
Transfers out of Level 3** —
Balance as of
December 31, 2020
$ —
*The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2020 was $(441) and is included in the related net realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended December 31, 2020.